IFRS standards update	12 Months Ended
Dec. 31, 2021
IFRS Standards Update [Abstract]
IFRS standards update
6. IFRS standards update
The following new or amendments to the current IFRS are effective as from the fiscal year beginning on January 1, 2022. Early adoption is permitted. These amendments were not early adopted by the Group in these consolidated financial statements.

New standard or amendment	Effective as from
Onerous Contracts. Cost of Fulfilling a Contract (Amendment to IAS 37)	January 1, 2022
Annual Improvements to IFRS 2018-2020	January 1, 2022
Property, Plant and Equipment — Proceeds before Intended Use (Amendment to IAS 16)	January 1, 2022
Reference to the Conceptual Framework (Amendments to IFRS 3)	January 1, 2022
IFRS 17 Insurance Contracts and Amendments to IFRS 17	January 1, 2023
Classification of Liabilities as Current or Non-current (Amendment to IAS 1)	January 1, 2023
Definition of accounting estimates (Amendment to IAS 8)	January 1, 2023
Disclosures of accounting policies (Amendments to IAS 1 and IFRS Practice Statement 2)	January 1, 2023
Deferred tax related to assets and liabilities arigisn from a single transaction – Amendments to IAS 12 Income taxes	January 1, 2023
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Optional
The Group estimates that none of these new standards or amendments would have a significant impact on its consolidated financial statements.